LEGAL PROCEEDINGS

Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund, and Small Cap Value Fund (together, the “Funds”). The claims stem from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610), and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit. The Funds intend to continue to vigorously defend themselves against this action.

NTAC:3NS-20